Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Apr. 29, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Granting Policy
We do not grant stock options in anticipation of, or immediately following, the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, nor do we time the public release of such information based on stock option grant dates. For additional information about our grant policy, see page 55 of this proxy statement under “Current LTI Grant Practices.”
While we do not grant stock options in anticipation of, or immediately following, the release of material nonpublic information about our Company, the SEC has adopted Item 402(x) of Regulation
S-K,
which requires companies to disclose certain information in the event stock options were granted within four business days before or one business day after the filing of a
10-Q
or
10-K,
or the filing or furnishing of an
8-K
that discloses material nonpublic information. As disclosed in the
Grants of Plan-Based Awards
table on page 71, and consistent with prior practice as described earlier, we granted stock options to our NEOs on April 29, 2025, which grant was three business days following our
8-K
disclosure of Q1 2025 earnings. We subsequently filed our Q1 2025
10-Q
on May 2, 2025, and as such, the following tabular disclosure of our 2025 stock options grants is required by Item 402(x).

Named Executive Officer	Grant Date	Number of Securities Underlying the Award (1)	Exercise Price of the Award (1)	Grant Date Fair Value of the Award (1)	Percentage change in the closing market price of the
securities underlying the award between the trading
day ending immediately prior to the disclosure of
material nonpublic information and the trading day
beginning immediately following the disclosure of
material nonpublic information
(2)

Davis	4/29/2025	181,623	$84.71	$3,380,004	N/A

Litchfield	4/29/2025	53,735	84.71	1,000,008	N/A

Chattopadhyay	4/29/2025	35,465	84.71	660,004	N/A

Li	4/29/2025	64,481	84.71	1,199,991	N/A

Zachary	4/29/2025	40,301	84.71	750,002	N/A

(1)	See the Grants of Plan-Based Awards table on page 71.
(2)
While no material nonpublic information was disclosed in our
10-Q,
filed on May 2, 2025, the percentage change in the closing market price of our Company common stock between Thursday, May 1, 2025 and Monday, May 5, 2025 was
-0.50%.

MNPI Disclosure Timed for Compensation Value	false
Davis [Member]
Awards Close in Time to MNPI Disclosures
Name		Davis
Underlying Securities		181,623
Exercise Price | $ / shares		$ 84.71
Fair Value as of Grant Date		$ 3,380,004
Litchfield [Member]
Awards Close in Time to MNPI Disclosures
Name		Litchfield
Underlying Securities		53,735
Exercise Price | $ / shares		$ 84.71
Fair Value as of Grant Date		$ 1,000,008
Chattopadhyay [Member]
Awards Close in Time to MNPI Disclosures
Name		Chattopadhyay
Underlying Securities		35,465
Exercise Price | $ / shares		$ 84.71
Fair Value as of Grant Date		$ 660,004
Li [Member]
Awards Close in Time to MNPI Disclosures
Name		Li
Underlying Securities		64,481
Exercise Price | $ / shares		$ 84.71
Fair Value as of Grant Date		$ 1,199,991
Zachary [Member]
Awards Close in Time to MNPI Disclosures
Name		Zachary
Underlying Securities		40,301
Exercise Price | $ / shares		$ 84.71
Fair Value as of Grant Date		$ 750,002